Victory Pioneer CAT Bond Fund Expense Example - Victory Pioneer CAT Bond Fund	Oct. 31, 2025 USD ($)
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 394
Expense Example, with Redemption, 3 Years	749
Expense Example, with Redemption, 5 Years	1,156
Expense Example, with Redemption, 10 Years	2,291
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	1,579
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	147
Expense Example, with Redemption, 3 Years	456
Expense Example, with Redemption, 5 Years	787
Expense Example, with Redemption, 10 Years	$ 1,724